RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
18	RELATED PARTY TRANSACTIONS

The Company’s policy is to conduct all transactions and settle all balances with related parties on market terms and conditions for those in the normal course of business. Transactions between the Company and its consolidated entities have been eliminated on consolidation and are not disclosed in this note.

Key Management Personnel

The Company’s key management personnel are comprised of members of the Board and the executive team which consists of the Interim Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Strategy Officer (“CSO”) and Chief Technology Officer (“CTO”). Three key management employees are also shareholders in the Company. Transactions and balances between the Company and its key management personnel are as follows:

Consolidated Statements of Loss and Comprehensive Loss

●	Revenues for the year ended December 31, 2021, to a shareholder of the Company totalled EUR 115 (year ended December 2020: EUR 23).
●	Total compensation for salaries, director fees, share-based compensation, and short-term employee benefits of key management personnel of the Company for the year ended December 31, 2021, totalled EUR 8,495 (year ended December 31, 2020: EUR 4,559).

18RELATED PARTY TRANSACTIONS (CONTINUED)

Consolidated Statements of Loss and Comprehensive Loss (continued)

●	Total compensation for salaries and short-term employee benefits of vendors of the sale of Wild Streak and subsequently employees of the Company for the year ended December 31, 2021, totalled EUR 331 (year ended December 31, 2020: EUR nil).
●	Loss on remeasurement of deferred and contingent consideration payable to the former Managing Director of Oryx for the year ended December 31, 2021, was nil (the year ended December 31, 2020: EUR 9,276). While the key management employee is no longer Managing Director of Oryx, they remain a non-executive director of the Company.
●	Interest expense on deferred and contingent consideration payable to the former Managing Director of Oryx for the year ended December 31, 2021, totalled EUR 52 (year ended December 31, 2020: EUR 266).
●	During the year ended December 31, 2021, legal fees of EUR 25 payable to the former Managing Director of Oryx in relation to the Oryx earn-out was recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2020: EUR nil).
●	During the year ended December 31, 2021, professional fees of EUR 98 payable to a related businesses of a non-executive member of the Board of the Company was recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2020: EUR nil).

Consolidated Statements of Financial Position

●	As at December 31, 2021, EUR 47 of trade and other receivables was receivable from the former Managing Director of Oryx and other shareholders (December 31, 2020: EUR 4).
●	As at December 31, 2021, EUR 62 of prepaid expenses and other assets was receivable from a related business of a non-executive director of the Company (December 31, 2020: EUR nil).
●	As at December 31, 2021, EUR 1,924 of trade payables and other liabilities was due to the Company’s key management personnel (December 31, 2020: EUR 166).
●	As at December 31, 2021, EUR 62 of trade payables and other liabilities was due to the vendors of the sale of Wild Streak and subsequently employees of the Company (December 31, 2020: EUR nil).
●	As at December 31, 2021, EUR nil of deferred and contingent consideration (Note 12) was payable to the former Managing Director of Oryx (December 31, 2020: EUR 11,521).

Consolidated Statements of Changes in Equity

●	During the year ended December 31, 2021, EUR 22,000, of share capital (the year ended December 31, 2020: EUR nil) was issued to the former Managing Director of Oryx upon completion of the earn-out (Note 12). A corresponding decrease in shares to be issued was recognized in the consolidated statements of changes in equity.
●	During the year ended December 31, 2021, EUR 13,746 of shares to be issued (year ended December 31, 2020: EUR nil) to the vendors for the sale of Wild Streak (Note 5) and subsequently employees of the Company was recognized in the consolidated statements of changes in equity.
●	During the year ended December 31, 2021, EUR 1,918 of additional share capital was recognized in consolidated statements of changes in equity in relation to the private placement by key management personnel of the Company (Note 7) (year ended December 31, 2020: EUR nil).

18RELATED PARTY TRANSACTIONS (CONTINUED)

Consolidated Statements of Changes in Equity (continued)

●	During the year ended December 31, 2021, EUR 410 additional share capital, was recognized in the consolidated statements of changes in equity for exercise of DSUs, RSUs and FSOs by key management personnel of the Company (Note 10) (the year ended December 31, 2020: EUR 246).

Consolidated Statements of Cash Flows

●	During the year ended December 31, 2021, a total of EUR 11,521 in payments were made to the former Managing Director of Oryx for deferred consideration (year ended December 31, 2020: EUR 560).
●	During the year ended December 31, 2021, a total of EUR 140 in payments were made to the former Managing Director of Oryx for interest on deferred and contingent consideration payable (year ended December 31, 2020: EUR 176).
●	During the year ended December 31, 2021, a total of EUR 8,271 in cash consideration payments were made to the vendors of the sale of Wild Streak (year ended December 31, 2020: EUR nil).